Depreciation Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 80,460	¥ 523,500	¥ 480,105	¥ 402,035
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expenses	70,494	458,655	397,014	328,217
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	490	3,188	3,759	5,670
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	6,405	41,675	45,746	29,753
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 3,071	¥ 19,982	¥ 33,586	¥ 38,395